Per Share Data - Q2 (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Restricted Stock Units		313,337	240,000
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average	1,764,374	2,094,125	1,825,181	2,102,798	2,047,083	2,179,643	2,725,632
Stock Appreciation Rights (SARs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average	360,031	370,094	360,173	371,018	368,331	388,325	439,056
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average	587,115	1,061,347	611,895	1,130,673	700,265	1,206,534	981,645
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average	0	82,418	0	165,746	82,192	772,903	1,802,820